Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies [Abstract]
Capital commitments
Significant capital expenditure on property and equipment contracted for at the end of the reporting period but not recognized as liabilities is as follows:

	December 31,
	2020	2019
	US$ in millions
Contracted but not provided for	$385	$1,001